Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Prospectus Date	rr_ProspectusDate	Jan. 16, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2015